Related-Party Transaction - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Revenue	$ 987	$ 1,822	$ 7,288	$ 7,288
Selling, general and administrative expense			$ 500	$ 0